Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investments In Associates And Joint Ventures
Schedule of main investments

	12/31/2023	01/01 to 12/31/2023
	Investment	Equity in earnings	Other comprehensive income	Total Income
Associates	8,415	993	21	1,014
Joint ventures	878	(73)	-	(73)
Total	9,293	920	21	941

	12/31/2022	01/01 to 12/31/2022			01/01 to 12/31/2021
	Investment	Equity in earnings	Other comprehensive income	Total Income	Equity in earnings
Associates	7,187	736	(15)	721	1,238
Joint ventures	256	(64)	-	(64)	(74)
Total	7,443	672	(15)	657	1,164